Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email:  CassidyLaw@aol.com

Telephone: 202/387-5400

Fax: 949/673-4525

August 2, 2013

Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:

Ameri Metro, Inc. Registration Statement on Form S-1

File No. 333-189286

Ms. Haywood:

Attached for filing with the Securities and Exchange Commission is Amendment No.1 to the Ameri Metro, Inc. (the "Company")  registration statement on Form S-1.

The  following responses address the comments of the reviewing staff of the Commission as set forth  in a comment letter dated July 9, 2013 (the "Comment Letter").  The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing  the  location of each response thereto in the Registration Statement.

General

1.

The Staff's comments are noted.  The Company has filed the reports required to be filed pursuant to the Securities Exchange Act of 1934 and is now current on such reporting.

2.

The Staff's comment is noted.

3.

A fixed price has been established and disclosure has been amended throughout the registration statement.

Calculation of Registration Fee table

4.

The requested disclosure has been revised and appears on the cover of the registration statement..

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Management

5.

The requested disclosure has been revised and appears on page 33.

Security Ownership of Certain Beneficial Owners and Management

6.

The requested disclosure has been revised and appears on page 36.

Selling Shareholders

7.

The requested disclosure has been added and appears on page 41.

8.

The errant footnote has been corrected and appears on page 41.

9.

The requested disclosure has been added and appears beginning on page 39.

10.

The requested disclosure has been added and appears on page 42.

Item 16.  Exhibits and Financial Statement Schedules

11.

The requested disclosure has been updated.

12.

The amendment of extension has been filed as an exhibit.

Signatures

13.

The signature language has been revised and appears in the signature block.

14.

The registration statement has been executed by the chief financial officer.

The Company would like to file its request for acceleration of effective date as soon as practicable and as indicated by you.

The Company has filed with this registration statement a letter of acknowledgment concerning the use of the staff's comments.

Sincerely,

Lee W. Cassidy

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